Partners' Capital And Distributions (Schedule Of Net Income (Loss) Per Limited Partner Unit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Distribution Made to Member or Limited Partner [Line Items]
Net income (loss)	$ (110,344)	$ 7,511
Net loss attributable to noncontrolling interests, pre-merger		664
Net income (loss) attributable to Penn Virginia Resource Partners, L.P.	(110,344)	8,175
Distributions to participating securities	(131)	(82)
Participating securities' allocable share of net income	349	(30)
Net income (loss) allocable to limited partners, basic	(110,126)	8,063
Participating securities' allocable share of net income (loss)	(349)	30
Participating securities' earnings reallocated to unvested securities	349	(30)
Net income (loss) allocable to limited partners, diluted	$ (110,126)	$ 8,063
Weighted average limited partner units, basic	79,301	46,426
Phantom units	39
Weighted average limited partner units, diluted	79,340	46,426
Net income (loss) per limited partner unit, basic	(1.39)	0.17
Net income (loss) per limited partner unit, diluted	(1.39)	0.17